Annual Fund Operating Expenses	Jan. 31, 2026
Curasset Capital Management Core Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Curasset Capital Management Core Bond Fund | Curasset Capital Management Core Bond Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.89%	[1]
Curasset Capital Management Core Bond Fund | Curasset Capital Management Core Bond Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.76%	[1]
Curasset Capital Management Core Bond Fund | Curasset Capital Management Core Bond Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.51%	[1]
Curasset Capital Management Core Bond Fund | Curasset Capital Management Core Bond Founders Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.36%	[1]
Curasset Capital Management Limited Term Income Fund | Curasset Capital Management Limited Term Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.97%	[2]
Curasset Capital Management Limited Term Income Fund | Curasset Capital Management Limited Term Income Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.84%	[2]
Curasset Capital Management Limited Term Income Fund | Curasset Capital Management Limited Term Income Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	0.59%	[2]
Curasset Capital Management Limited Term Income Fund | Curasset Capital Management Limited Term Income Fund Founders Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.44%	[2]

[1]	Curasset Capital Management, LLC (the “Adviser”) has contractually agreed to reduce fees and/or reimburse certain Core Bond Fund expenses until January 31, 2027 to keep Total Annual Fund Operating Expenses (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.66%, 0.51%, 0.51% and 0.36%, respectively, of the daily net assets of the Fund’s Class A, Investor Class, Institutional Class and Founders Class. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Core Bond Fund within three years following the date such waiver and/or reimbursement was made, provided that the Core Bond Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may be terminated prior to January 31, 2027 by the Adviser or the Board of Trustees of the Trust only by mutual written consent.
[2]	Curasset Capital Management, LLC (the “Adviser”) has contractually agreed to reduce fees and/or reimburse certain Limited Term Income Fund expenses until January 31, 2027 to keep Total Annual Fund Operating Expenses (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.74%, 0.59%, 0.59% and 0.44%, respectively, of the daily net assets of the Fund’s Class A, Investor Class, Institutional Class and Founders Class. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Limited Term Income Fund within three years following the date such waiver and/or reimbursement was made, provided that the Limited Term Income Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may be terminated prior to January 31, 2027 by the Adviser or the Board of Trustees of the Trust only by mutual written consent.